Debt Issuance Costs - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Amortization of Financing Costs	$ 119,000	$ 109,000
Deferred Finance Costs, Current, Net	$ 136,000